United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Quarter ended 06/30/2012

Item 1. Schedule of Investments

Federated Mortgage Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 79.7%
		Federal Home Loan Mortgage Corporation – 31.0%
$12,282,667		3.500%, 11/1/2025 - 7/1/2042	12,921,932
12,798,418	[1]	4.000%, 8/1/2025 - 7/1/2042	13,574,689
21,754,734		4.500%, 6/1/2019 - 9/1/2040	23,200,729
19,856,071		5.000%, 7/1/2019 - 10/1/2039	21,362,899
15,197,760		5.500%, 4/1/2021 - 10/1/2039	16,501,692
7,523,346		6.000%, 4/1/2036 - 2/1/2038	8,272,054
319,072		7.500%, 1/1/2027 - 2/1/2031	370,767
		TOTAL	96,204,762
		Federal National Mortgage Association – 43.1%
10,000,000	[1]	3.000%, 7/1/2027 - 7/1/2042	10,390,140
18,000,000	[1]	3.500%, 7/1/2027 - 7/1/2042	18,943,453
27,538,132	[1]	4.000%, 12/1/2031 - 7/1/2042	29,394,623
38,713,650		4.500%, 12/1/2019 - 1/1/2042	41,695,206
7,177,861		5.000%, 7/1/2019 - 2/1/2038	7,748,406
13,227,416		5.500%, 9/1/2034 - 4/1/2036	14,481,425
8,965,409		6.000%, 11/1/2034 - 4/1/2038	9,885,914
831,278		6.500%, 2/1/2014 - 8/1/2034	937,325
274,917		7.000%, 6/1/2016 - 2/1/2030	299,265
4,267		7.500%, 4/1/2015	4,504
10,596		8.000%, 12/1/2026	12,483
		TOTAL	133,792,744
		Government National Mortgage Association – 5.6%
9,000,000	[1]	4.000%, 7/15/2042	9,834,236
2,923,128		4.500%, 10/15/2039	3,210,212
3,704,835		5.000%, 6/20/2039 - 9/20/2039	4,100,023
113,904		7.000%, 9/15/2028 - 11/15/2031	131,818
238,881		8.000%, 10/15/2030 - 11/15/2030	282,938
		TOTAL	17,559,227
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $235,578,181)	247,556,733
		Collateralized Mortgage Obligations – 13.6%
		Federal Home Loan Mortgage Corporation – 3.4%
1,724,158	[2]	0.542%, 1/15/2037, REMIC 3260 PF	1,728,770
183,955	[2]	0.552%, 6/15/2036, REMIC 3175 FE	184,272
1,577,212	[2]	0.572%, 5/15/2036, REMIC 3160 FD	1,580,772
2,575,478	[2]	0.592%, 4/15/2036, REMIC 3144 FB	2,581,216
3,964,537	[2]	0.622%, 7/15/2036, REMIC 3179 FP	3,975,942
413,533	[2]	0.642%, 8/15/2036, REMIC 3206 FE	415,231
84,541		7.500%, 4/15/2033, REMIC 3076 NM	84,656
		TOTAL	10,550,859
		Federal National Mortgage Association – 3.7%
289,970	[2]	0.495%, 10/25/2031, REMIC 2005-63 FC	289,376
1,247,838	[2]	0.545%, 7/25/2036, REMIC 2006-58 FP	1,250,003
2,315,767	[2]	0.585%, 11/25/2036, REMIC 2006-104 FY	2,321,260
2,196,013	[2]	0.595%, 9/25/2036, REMIC 2006-81 FB	2,204,373
2,090,185	[2]	0.605%, 12/25/2036, REMIC 2006-115 EF	2,097,011
1

Principal Amount			Value
$542,077	[2]	0.625%, 10/25/2036, REMIC 2006-93 FM	543,491
2,173,038	[2]	0.625%, 9/25/2036, REMIC 2006-85 PF	2,178,916
655,613	[2]	0.645%, 6/25/2036, REMIC 2006-43 FL	658,484
55,977		6.500%, 4/1/2032, REMIC 321 2	11,370
		TOTAL	11,554,284
		Non-Agency Mortgage – 6.5%
1,837,194		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,863,622
1,823,700		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,638,499
764,100		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	636,489
4,500,000	[3,4,5]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 3/25/2042	4,511,264
725,225		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	681,057
1,540,897		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,388,670
11	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	7
39,740	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	31,971
172,826	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	3,284
375,794		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	375,259
1,340,170		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,347,290
2,232,050		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,279,111
2,302,750		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,307,863
1,938,170		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,689,748
1,438,767		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,451,766
		TOTAL	20,200,275
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $42,940,573)	42,311,043
		Commercial Mortgage-Backed Securities – 12.3%
		Commercial Mortgage – 12.3%
1,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	1,918,720
3,420,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,507,117
2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,813,783
2,246,503	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,403,984
2,889,318	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,107,839
2,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.736%, 5/10/2045	2,041,535
2,395,525	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,538,704
2,499,524	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,585,227
2,400,000	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	2,525,853
4,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	4,084,206
3,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,864,864
1,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,571,924
1,600,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A3, 3.526%, 11/15/2044	1,683,283
3,500,000		WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.445%, 6/15/2045	3,499,996
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,185,211)	38,147,035
		Repurchase Agreements – 18.7%
18,878,000	[2]	Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259.	18,878,000
18,567,000	[2,6]	Interest in $248,158,000 joint repurchase agreement 0.17%, dated 6/13/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $248,191,984 on 7/12/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2042 and the market value of those underlying securities was $253,143,872.	18,567,000
2

Principal Amount			Value
$10,495,000	[2,6]	Interest in $250,732,000 joint repurchase agreement 0.17%, dated 6/18/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,766,336 on 7/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $255,763,548.	10,495,000
10,314,000	[6]	Interest in $180,000,000 joint repurchase agreement 0.21%, dated 6/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $180,030,450 on 7/19/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2041 and the market value of those underlying securities was $184,420,568.	10,314,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	58,254,000
		TOTAL INVESTMENTS — 124.3% (IDENTIFIED COST $373,957,965)[7]	386,268,811
		OTHER ASSETS AND LIABILITIES - NET — (24.3)%[8]	(75,500,945)
		TOTAL NET ASSETS — 100%	$310,767,866

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9] U.S. Treasury Note 10-Year Short Futures	50	$6,668,750	September 2012	$(29,410)
[9] U.S. Treasury Bond 30-Year Short Futures	50	$7,398,438	September 2012	$(15,268)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(44,678)

The average notional value of short futures contracts held by the Fund throughout the period was $7,036,281. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $22,093,840, which represented 7.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2012, these liquid restricted securities amounted to $22,058,578, which represented 7.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$14	$7
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$31,415	$31,971
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$5,939	$3,284
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At June 30, 2012, the cost of investments for federal tax purposes was $373,957,965. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,305,221. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,143,550 and net unrealized depreciation from investments for those securities having an excess of cost over value of $838,329.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2012.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

3

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors. The Fund holds securities for which a price was not able to be obtained from an independent source. To establish fair value, the Valuation Committee utilized several methods including a) a market approach incorporating the change in the market for a security of similar average life for the day an independent price could not be obtained, b) a consensus approach utilizing securities with similar market characteristics, and c) a discounted cash flow approach with a discount factor of 22%. These securities may be less liquid and the price realized upon sale may be different than the price used to value the securities. The Fund classifies these securities as having a Level 3 valuation due to a lack of observable market inputs.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

4

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	—	$247,556,733	$ —	$247,556,733
Collateralized Mortgage Obligations	—	37,764,517	4,546,526	42,311,043
Commercial Mortgage-Backed Securities	—	38,147,035	—	38,147,035
Repurchase Agreements	—	58,254,000	—	58,254,000
TOTAL SECURITIES	—	$381,722,285	$4,546,526	$386,268,811
OTHER FINANCIAL INSTRUMENTS*	$(44,678)	—	—	$(44,678)
*	other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2011	$43,287
Realized gain (loss)	1,244
Change in unrealized appreciation (depreciation)	(6,307)
Purchases	4,520,505
(Sales)	(12,203)
Balance as of June 30, 2012	$4,546,526
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2012.	$(6,307)

The following acronyms are used throughout this portfolio:

IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

5

Federated Ultrashort Bond Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.7%
		Federal National Mortgage Association – 0.7%
$3,244,636		FNMA ARM 544848, 2.872%, 4/01/2030	3,354,013
2,966,383		FNMA ARM 544872, 3.146%, 7/01/2034	3,154,639
597,416		FNMA ARM 556379, 1.547%, 5/01/2040	601,248
3,171,157		FNMA ARM 618128, 2.413%, 8/01/2033	3,299,452
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $10,117,918)	10,409,352
		Asset-Backed Securities – 45.5%
		Auto Receivables – 20.2%
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.992%, 1/15/2015	10,062,380
5,000,000	[1,2]	Ally Master Owner Trust 2012-1, Class D, 1.02%, 2/15/2017	5,010,713
3,058,318	[1,2]	American Credit Acceptance Receivables Trust 2012-1, Class A1, 1.96%, 1/15/2014	3,063,961
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,575,268
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,336,271
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,790,304
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,473,008
785,079		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	786,213
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,706,602
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,782,350
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	3,029,835
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,126,105
13,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.392%, 9/15/2014	13,035,850
142,583	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	142,736
5,930,000		Bank of American Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	6,040,150
10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	10,024,787
5,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	5,009,253
1,570,340	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	1,574,587
14,000,000	[1,2]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	13,987,330
15,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.69%, 2/15/2016	15,067,368
5,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 3.18%, 2/15/2016	5,075,323
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,041,419
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.520%, 6/15/2018	6,165,150
8,400,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,461,866
5,600,000	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.020%, 8/15/2014	5,634,076
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 3.50%, 5/15/2018	4,062,500
14,000,000	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.243%, 9/20/2016	13,772,290
1,112,169	[1,2]	MMCA Automobile Trust 2010-A, Class A3, 1.39%, 1/15/2014	1,113,538
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,586,334
4,000,000	[1,2]	MMCA Automobile Trust 2012-A, Class A3, 1.48%, 9/15/2015	4,007,415
4,000,000	[1,2]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	4,021,260
446,963		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	449,435
3,550,000		Navistar Financial 2012-A Owner Trust, Class B, 1.56%, 1/18/2019	3,547,426
2,500,000		Navistar Financial 2012-A Owner Trust, Class C, 2.55%, 1/18/2019	2,496,789
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.495%, 10/26/2015	2,020,748
12,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.245%, 10/26/2015	12,164,338
5,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.395%, 10/25/2016	5,040,066
3,210,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class B, 1.995%, 10/25/2016	3,211,136

Principal Amount or Shares			Value
$3,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	3,025,245
10,000,000		Nissan Auto Lease Trust 2011-B, Class A4, 1.10%, 1/16/2017	10,048,850
12,750,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.392%, 1/15/2015	12,820,223
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.491%, 3/14/2018	4,981,250
5,967,709	[1,2]	SMART Series 2011-2US Trust, Class A2B, 0.989%, 11/14/2013	5,975,534
6,500,000	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.141%, 5/14/2016	6,500,650
12,840,000		Santander Drive Auto Receivables Trust 2012-3, Class B, 2.19%, 12/15/2016	12,888,599
1,683,447		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	1,702,583
158,732		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	158,887
13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.923%, 9/20/2016	13,077,511
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	6,105,450
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	6,087,690
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,504,438
		TOTAL	309,373,090
		Credit Card – 10.5%
10,000,000	[1,2]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.942%, 7/15/2015	10,021,920
1,250,000		American Express Credit Account Master Trust 2007-7, Class B, 0.412%, 2/17/2015	1,250,635
5,000,000		American Express Issuance Trust 2005-2, Class C, 0.662%, 8/15/2013	5,001,389
5,000,000		Bank of America Credit Card Trust 2006-C5, Class C5, 0.642%, 1/15/2016	4,959,391
15,000,000		Bank of America Credit Card Trust 2008-C5, Class C5, 4.992%, 3/15/2016	15,561,150
13,775,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	14,182,831
9,900,000		Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.652%, 7/15/2014	9,904,694
10,000,000		Citibank Credit Card Issuance Trust 2006-C1, Class C1, 0.644%, 2/20/2015	10,003,827
10,000,000	[1,2]	Citibank Omni Master Trust 2009-A17, Class A17, 4.90%, 11/15/2018	10,910,847
14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.592%, 8/15/2016	14,067,421
6,250,000	[1,2]	Golden Credit Card Trust 2011-2, Class A, 0.642%, 10/15/2015	6,254,094
12,000,000	[1,2]	Gracechurch Card PLC 2010-1A, Class A, 0.842%, 11/15/2014	12,006,744
10,000,000	[1,2]	Gracechurch Card PLC 2012-1A, Class A1, 0.942%, 2/15/2017	10,002,370
10,000,000		MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.662%, 7/15/2015	9,971,522
10,170,000	[1,2]	Penarth Master Issuer PLC 2011-1, Class A1, 0.893%, 5/18/2015	10,182,275
8,000,000	[1,2]	Turquoise Card Backed Securities PLC 2011-1, Class A, 0.992%, 9/15/2016	8,031,816
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.099%, 6/17/2019	8,000,000
		TOTAL	160,312,926
		Equipment Lease – 5.6%
1,295,034	[1,2]	CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	1,297,890
8,886,878	[1,2]	CLI Funding LLC 2006-1A A, Class A, 0.423%, 8/18/2021	8,417,320
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,115,192
183,124		CNH Equipment Trust 2011-A, Class A2, 0.62%, 6/16/2014	183,270
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,221,160
15,000,000		GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.814%, 2/20/2017	15,041,382
3,531,761	[1,2]	GE Equipment Mid Ticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	3,526,552
12,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	12,079,380
768,052	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	769,299
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,558,719
4,778,000	[1,2]	Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,904,003
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,022,699
4,000,000	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	4,001,500
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.66%, 10/10/2018	7,018,933
9,916,667	[1,2]	Triton Container Finance LLC, Class A, 4.21%, 5/14/2027	9,973,520

Principal Amount or Shares			Value
$2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,512,438
		TOTAL	85,643,257
		Home Equity Loan – 0.8%
1,338,239		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.605%, 7/25/2035	1,222,672
860,064		Carrington Mortgage Loan Trust 2006-RFC1, Class A2, 0.345%, 5/25/2036	862,287
577,620		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	567,002
164,559		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.427%, 10/25/2033	162,328
36,569		Countrywide Asset Backed Certificates 2004-4, Class A, 0.985%, 8/25/2034	24,217
882,769		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.265%, 11/25/2034	751,884
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	11,239
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.575%, 2/25/2035	104,153
926,930	[1,2]	Quest Trust 2004 — X1, Class A, 0.575%, 3/25/2034	833,006
2,325,856		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,198,835
137,478		Residential Asset Securities Corp. 2003-KS6, Class A2, 0.845%, 8/25/2033	117,742
2,773,209		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.365%, 1/25/2037	2,780,979
445,567		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.415%, 2/25/2036	431,412
1,836,243		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.395%, 5/25/2036	1,837,246
		TOTAL	11,905,002
		Manufactured Housing – 0.1%
232,354		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	241,605
933,794		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	944,850
48,621		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	48,647
		TOTAL	1,235,102
		Other – 8.3%
10,177,303	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.501%, 6/14/2037	8,945,595
6,944,600	[1,2]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.499%, 5/10/2032	6,527,924
6,075,864	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.266%, 2/25/2043	6,067,698
2,000,000	[1,2]	CNH Wholesale Master Note Trust, Class A, 1.042%, 12/15/2015	2,002,267
1,500,000	[1,2]	CNH Wholesale Master Note Trust, Class B, 1.892%, 12/15/2015	1,500,417
7,337,581		Educational Funding Of The South, Inc. 2011-1, Class A1, 1.016%, 10/25/2021	7,341,454
1,982,281	[1,2]	GE Business Loan Trust 2004-1, Class A, 0.532%, 5/15/2032	1,833,797
3,744,414		Louisiana Public Facilities Authority 2011-A, Class A1, 0.966%, 4/26/2021	3,746,848
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.316%, 10/25/2025	6,987,050
8,023,770		North Carolina Education Assistance Authority 2011-1, Class A1, 0.916%, 1/25/2021	8,027,782
6,000,000	[1,2]	PFS Financing Corp. 2012-AA, Class A, 1.442%, 2/15/2016	6,005,879
1,274,479		SLM Student Loan Trust 2006-C, Class A2, 0.518%, 9/15/2020	1,273,951
2,662,408	[1,2]	SLM Student Loan Trust 2010-C, Class A1, 1.892%, 12/15/2017	2,669,035
12,957,305		SLM Student Loan Trust 2011-1, Class A1, 0.765%, 3/25/2026	12,961,417
8,095,992		SLM Student Loan Trust 2011-2, Class A1, 0.845%, 11/25/2027	8,141,188
6,326,474	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.242%, 10/15/2024	6,324,190
6,289,053	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.642%, 8/15/2025	6,339,552
15,000,000	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.339%, 8/15/2023	15,008,107
1,695,967	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,763,319
2,496,381	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	2,547,070
2,219,087	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	2,271,585
5,208,342	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	5,244,266
4,362,849		South Texas Higher Education Authority 2012-1, Class A1, 0.961%, 10/1/2020	4,323,104
		TOTAL	127,853,495
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $693,312,456)	696,322,872

Principal Amount or Shares			Value
		Corporate Bonds – 26.4%
		Basic Industry - Chemicals – 0.3%
$2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	2,574,607
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,595,322
		TOTAL	4,169,929
		Basic Industry - Metals & Mining – 0.7%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,183,180
3,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.00%, 2/15/2015	3,373,923
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,162,400
		TOTAL	10,719,503
		Capital Goods - Aerospace & Defense – 0.2%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,753,999
1,500,000		Raytheon Co., Sr. Unsecd. Note, 1.40%, 12/15/2014	1,522,984
		TOTAL	3,276,983
		Capital Goods - Diversified Manufacturing – 0.7%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,516,160
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,351,732
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,705,787
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,082,335
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,519,347
		TOTAL	10,175,361
		Communications - Media & Cable – 0.6%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,722,435
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,280,055
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,000,000
		TOTAL	10,002,490
		Communications - Media Noncable – 0.1%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,090,126
		Communications - Telecom Wireless – 0.2%
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,874,287
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,661,038
		TOTAL	3,535,325
		Communications - Telecom Wirelines – 1.1%
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,992,006
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,132,027
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,147,784
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	1,005,000
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,503,796
3,000,000		Verizon Communications, Inc., Floating Rate Note — Sr. Note, (Series FRN), 1.071%, 3/28/2014	3,027,918
		TOTAL	16,808,531
		Consumer Cyclical - Automotive – 1.4%
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, (Series 144A), 1.071%, 3/28/2014	5,988,870
4,700,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, (Series 144A), 1.668%, 9/13/2013	4,729,460
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	3,029,373
8,000,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note — Sr. Note, (Series 144A), 1.224%, 3/21/2014	8,007,016
		TOTAL	21,754,719
		Consumer Cyclical - Entertainment – 0.8%
2,400,000		NBC Universal, Inc., Sr. Unsecd. Note, 2.10%, 4/1/2014	2,443,877
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,364,832
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,034,460
		TOTAL	11,843,169

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Food/Beverage – 1.8%
$1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,656,816
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,461,416
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,269,998
5,000,000		General Mills, Inc., Floating Rate Note — Sr. Note, 0.816%, 5/16/2014	5,012,505
2,000,000		Kellogg Co., 1.125%, 5/15/2015	2,011,320
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,560,243
3,000,000	[1,2]	Kraft Foods Group, Inc., Sr. Unsecd. Note, (Series 144A), 1.625%, 6/4/2015	3,034,323
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	2,005,422
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,574,247
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,027,482
4,650,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, (Series 144A), 1.85%, 1/15/2015	4,719,903
		TOTAL	28,333,675
		Consumer Non-Cyclical - Health Care – 0.1%
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,518,299
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,591,731
		Consumer Non-Cyclical - Products – 0.1%
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,121,879
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,545,918
		Credit Card – 0.5%
4,500,000		BA Credit Card Trust, (Series B4), 5.45%, 9/18/2013	7,208,818
		Energy - Integrated – 1.4%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,324,535
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,092,700
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,593,937
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	983,796
6,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	6,758,916
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,148,446
		TOTAL	20,902,330
		Energy - Oil Field Services – 0.3%
4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note — Sr. Note, (Series 144A), 1.024%, 9/12/2014	4,005,992
		Financial Institution - Banking – 5.1%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, 2.375%, 12/21/2012	1,510,307
9,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	9,284,022
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTNK), 0.804%, 9/15/2014	4,776,160
7,500,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	8,121,097
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,028,510
6,000,000		Citigroup, Inc., Floating Rate Note — Sr. Note, 1.398%, 4/1/2014	5,907,042
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	3,517,055
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note — Sr. Note, 1.466%, 2/7/2014	4,942,575
6,200,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	6,275,411
4,000,000		JPMorgan Chase & Co., Floating Rate Note — Sr. Note, (Series MTN), 1.218%, 5/2/2014	3,998,820
4,000,000		Morgan Stanley, Floating Rate Note — Sr. Note, (Series FRN), 2.066%, 1/24/2014	3,889,652
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,240,609
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,025,960
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,620,278
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,195,747
6,000,000		US Bancorp, Sr. Note, 2.125%, 2/15/2013	6,057,504

Principal Amount or Shares			Value
$5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series FRN), 1.380%, 6/26/2015	5,011,780
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, (Series 144A), 2.625%, 1/28/2013	3,539,893
		TOTAL	77,942,422
		Financial Institution - Brokerage – 0.5%
5,000,000		BlackRock, Inc., Floating Rate Note — Sr. Note, 0.767%, 5/24/2013	5,018,115
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,270,511
		TOTAL	8,288,626
		Financial Institution - Finance Noncaptive – 1.5%
2,000,000		American Express Credit Corp., (Series C), 7.30%, 8/20/2013	2,139,022
2,250,000		American Express Credit Corp., (Series MTN), 5.875%, 5/2/2013	2,344,280
4,000,000		General Electric Capital Corp., Floating Rate Note — Sr. Note, (Series MTN), 1.166%, 4/24/2014	4,002,164
6,750,000		General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.319%, 1/7/2014	6,781,198
6,500,000		General Electric Capital Corp., Floating Rate Note, (Series MTN), 0.596%, 11/1/2012	6,506,864
1,350,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,357,715
		TOTAL	23,131,243
		Financial Institution - Insurance - Health – 0.2%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,264,957
		Financial Institution - Insurance - Life – 1.6%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,459,184
5,200,000		MetLife, Inc., Floating Rate Note — Sr. Note, 1.716%, 8/6/2013	5,252,073
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, 0.728%, 4/4/2014	2,998,959
10,000,000	[1,2]	New York Life Global Funding, Sr. Unsecd. Note, 1.30%, 1/12/2015	10,028,700
1,500,000		Prudential Financial, Inc., (Series MTN), 5.15%, 1/15/2013	1,535,031
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, (Series MTN), 3.625%, 9/17/2012	1,709,907
		TOTAL	23,983,854
		Financial Institution - Insurance - P&C – 0.2%
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, (Series FRN), 1.167%, 8/15/2014	3,039,693
		Financial Institution - REITs – 0.6%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 4/15/2014	3,339,450
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,244,550
		TOTAL	8,584,000
		Technology – 2.1%
7,850,000		Cisco Systems, Inc., Floating Rate Note — Sr. Note, 0.718%, 3/14/2014	7,893,952
2,350,000		Credit Suisse, Zurich, Sr. Unsecd. Note, 3.45%, 7/2/2012	2,350,000
3,000,000		Hewlett-Packard Co., Floating Rate Note — Sr. Note, 0.593%, 9/13/2012	3,001,512
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,000,000
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,139,212
4,250,000		Xerox Corp., Floating Rate Note — Sr. Note, 1.286%, 5/16/2014	4,246,613
		TOTAL	31,631,289
		Transportation - Services – 1.0%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, 5.80%, 10/15/2012	3,543,281
6,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., (Series 144A), 3.125%, 5/11/2015	6,040,788
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 5.85%, 3/1/2014	3,228,660
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2016	2,109,618
		TOTAL	14,922,347
		Utility - Electric – 2.0%
1,500,000		Consolidated Edison Co., Deb., (Series '02-B), 4.875%, 2/1/2013	1,537,902
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,020,560
1,500,000	[1,2]	Electricite de France SA, 5.50%, 1/26/2014	1,588,805

Principal Amount or Shares			Value
$2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,124,708
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,501,837
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	3,019,278
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,756,983
3,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.611%, 6/1/2014	3,009,822
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,229,491
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,688,671
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,148,086
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,535,537
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	1,002,382
		TOTAL	31,164,062
		Utility - Natural Gas Distributor – 0.7%
10,000,000		Sempra Energy, Floating Rate Note — Sr. Note, 1.228%, 3/15/2014	10,025,290
		Utility - Natural Gas Pipelines – 0.4%
4,335,000		Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	4,690,119
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,105,774
		TOTAL	6,795,893
		TOTAL CORPORATE BONDS (IDENTIFIED COST $397,210,943)	403,378,454
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
147,118		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	159,624
753,585		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	850,779
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $944,303)	1,010,403
		Collateralized Mortgage Obligations – 17.8%
		Commercial Mortgage – 2.1%
8,250,000		Bank of America Commercial Mortgage, Inc. 2007-1, Class A3, 5.449%, 1/15/2049	8,698,744
1,043,602		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	1,051,006
2,656,142	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,776,010
4,758,326		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	4,776,892
2,916,317	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	3,120,586
1,437,315	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,523,223
3,071,182	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	3,144,230
510,790		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.823%, 6/11/2042	512,795
6,497,089		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	6,546,625
		TOTAL	32,150,111
		Federal Home Loan Mortgage Corporation – 5.4%
5,000,000		Federal Home Loan Mortgage Corp. REMIC 2012-C7 AFL, 1.445%, 6/15/2045	4,999,994
200,866		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.592%, 2/15/2018	201,560
7,425,117		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.642%, 6/15/2034	7,451,598
2,650,918		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.542%, 4/15/2035	2,654,645
4,074,710		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.762%, 12/15/2035	4,106,201
2,171,328		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.702%, 2/15/2034	2,181,813
8,336,231		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.652%, 5/15/2036	8,368,541
2,631,790		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.622%, 5/15/2036	2,642,371
2,614,911		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.726%, 8/15/2035	2,628,230
911,456		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.642%, 7/15/2036	914,931
4,880,788		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.542%, 9/15/2036	4,886,947
5,474,877		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.642%, 7/15/2036	5,490,392

Principal Amount or Shares			Value
$1,849,780		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.642%, 7/15/2036	1,860,393
5,439,047		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.692%, 7/15/2037	5,461,100
12,528,976		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.842%, 11/15/2037	12,635,908
5,878,229		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.662%, 11/15/2037	5,915,502
2,121,165		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.992%, 7/15/2036	2,147,656
2,984,351		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.152%, 7/15/2037	3,043,712
4,568,889		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	4,761,782
		TOTAL	82,353,276
		Federal National Mortgage Association – 3.0%
1,112,415		Federal National Mortgage Association REMIC 2002-77 FA, 1.243%, 12/18/2032	1,132,051
3,468,070		Federal National Mortgage Association REMIC 2006-119 CF, 0.545%, 12/25/2036	3,474,598
3,114,539		Federal National Mortgage Association REMIC 2006-44 FK, 0.675%, 6/25/2036	3,127,673
10,671,052		Federal National Mortgage Association REMIC 2006-61 FQ, 0.645%, 7/25/2036	10,717,239
2,635,609		Federal National Mortgage Association REMIC 2006-79 DF, 0.595%, 8/25/2036	2,643,204
5,201,084		Federal National Mortgage Association REMIC 2006-81 FB, 0.595%, 9/25/2036	5,220,884
4,014,946		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.465%, 2/25/2046	3,974,620
3,500,340		Federal National Mortgage Association REMIC 2007-88 FY, 0.705%, 9/25/2037	3,520,639
2,973,667		Federal National Mortgage Association REMIC 2007-97 FE, 0.695%, 7/25/2037	2,993,407
2,114,352		Federal National Mortgage Association REMIC 2008-69 FB, 1.245%, 6/25/2037	2,162,432
2,736,990		Federal National Mortgage Association REMIC 2009-42 FG, 1.045%, 5/25/2039	2,772,432
782,613		Federal National Mortgage Association REMIC 2009-63 FB, 0.745%, 8/25/2039	787,462
3,340,034		Federal National Mortgage Association REMIC 2009-69 F, 1.095%, 4/25/2037	3,401,163
		TOTAL	45,927,804
		Government Agency – 0.7%
8,780,459		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.770%, 3/9/2021	8,784,586
2,528,000		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.689%, 1/8/2020	2,532,839
		TOTAL	11,317,425
		Non-Agency Mortgage – 6.6%
15,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.166%, 5/17/2060	15,023,763
7,836,181	[1,2]	Arran Residential Mortgages Funding (Series 2011-1A), Class A1C, 1.667%, 11/19/2047	7,847,150
41,191		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.872%, 2/25/2033	34,965
375,640	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.629%, 2/3/2029	124,372
702,763		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	669,403
832,026		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.794%, 11/20/2035	23,378
328,725		Countrywide Home Loans 2006-OA5, Class 2A3, 0.615%, 4/25/2046	6,468
5,000,000	[1,2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.00%, 3/25/2042	5,012,515
593,346		Crusade Global Trust 2005-1, Class A1, 0.528%, 6/17/2037	582,524
7,500,000	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.619%, 10/18/2054	7,529,995
4,500,000	[1,2]	Fosse Master Issuer PLC 2012-1A, Class 2A2, 1.727%, 10/18/2054	4,499,776
14,000,000	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.866%, 10/15/2054	14,063,251
2,000,000	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.817%, 10/15/2054	2,005,342
574,206		Impac CMB Trust 2004-7, Class 1A2, 1.165%, 11/25/2034	477,344
733,133		Impac CMB Trust 2004-9, Class 1A2, 1.125%, 1/25/2035	332,019
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.515%, 2/25/2037	424,466
2,150,637		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.942%, 11/15/2031	2,045,238
8,250,000	[1,2]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.617%, 7/15/2042	8,265,488
8,000,000	[1,2]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.866%, 7/15/2042	8,042,893
755,652		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	749,387
2,039,389		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,050,225

Principal Amount or Shares			Value
$2,232,050		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	2,279,111
2,533,025		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,538,649
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, Class A1, 1.865%, 1/21/2055	12,062,322
1,500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 2.016%, 1/21/2055	1,509,504
1,449,113		Washington Mutual 2006-AR1, Class 2A1B, 1.217%, 1/25/2046	814,647
2,008,408		Washington Mutual 2006-AR15, Class 1A, 0.987%, 11/25/2046	1,343,003
1,045,969		Washington Mutual 2006-AR17, Class 1A, 0.978%, 12/25/2046	602,677
219,042		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.704%, 7/25/2034	211,023
		TOTAL	101,170,898
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $278,023,530)	272,919,514
		MUTUAL FUNDS – 10.3%[4]
805,936		Emerging Markets Fixed Income Core Fund	25,527,969
2,937,769		Federated Bank Loan Core Fund	29,553,956
721,939		Federated Mortgage Core Portfolio	7,363,782
70,902,152	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	70,902,152
613,888		Federated Project and Trade Finance Core Fund	6,003,821
2,772,020		High Yield Bond Portfolio	18,156,729
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $151,246,579)	157,508,409
		TOTAL INVESTMENTS — 100.8% (IDENTIFIED COST $1,530,855,729)[6]	1,541,549,004
		OTHER ASSETS AND LIABILITIES - NET — (0.8)%[7]	(12,455,918)
		TOTAL NET ASSETS — 100%	$1,529,093,086

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8] United States Treasury Notes 2-Year Short Futures	500	$110,093,750	September 2012	$(1,125)
[8] United States Treasury Notes 5-Year Short Futures	100	$12,396,875	September 2012	$(33,819)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(34,944)

The average notional value of short futures contracts held by the Fund throughout the period was $112,671,407. This is based on amounts held as of each month-end throughout the period.

At June 30, 2012, the Fund had the following outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
9/17/2012	245,250 Pound Sterling	$378,102	$(5,920)
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(132,740)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(138,660)

The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $165,904, respectively. This is based on the contracts held as of each month-end throughout the period.

At June 30, 2012, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	UBS AG, Stamford
Reference Entity	Series 17 Emerging Markets Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	5.00%
Expiration Date	6/20/2017
Implied Credit Spread at 6/30/2012[5]	4.39%
Notional Amount	$10,000,000
Market Value	$(970,524)
Upfront Premiums Paid	$680,000
Unrealized Depreciation	$(290,524)

The average notional amount of credit default swaps held by the Fund throughout the period was $14,774,000. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities - Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $567,355,756, which represented 37.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “ Directors”). At June 30, 2012, these liquid restricted securities amounted to $559,220,145, which represented 36.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.629%, 2/3/2029	7/9/1999	$307,497	$124,372
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$11,239
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-Day net yield.
6	At June 30, 2012, the cost of investments for federal tax purposes was $1,530,887,488. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from Foreign Currencies to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments, c) futures contracts and swap contracts was $10,661,516. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,531,146 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,869,630.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors. The Fund holds a security for which a price was not able to be obtained from an independent source. To establish fair value, the Valuation Committee utilized a discounted cash flow approach based on the relevant reference security, the five year U.S. Treasury Note, plus 10%, which resulted in a discount factor of 10.7%. This security may be less liquid and the price realized upon sale may be different than the price used to value the security. The Fund classifies this security as having a Level 3 valuation due to a lack of observable market inputs. The Fund holds securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon sale may be different than the price used to value the securities. The Fund classifies these securities as having a Level 3 valuation due to a lack of observable market transactions. The Fund holds a security for which a price was not able to be obtained from an independent source. To establish fair value, the Valuation Committee utilized a market approach incorporating the change in the market for a security of similar average life for the day an independent price could not be obtained. This security may be less liquid and the price realized upon sale may be different than the price used to value the security. The Fund classifies this security as having a Level 3 valuation due to a lack of observable market inputs.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$10,409,352	$ —	$10,409,352
Asset-Backed Securities	—	678,785,518	17,537,354	696,322,872
Corporate Bonds	—	403,378,454	—	403,378,454
Mortgage-Backed Securities	—	1,010,403	—	1,010,403
Collateralized Mortgage Obligations	—	267,782,627	5,136,887[2]	272,919,514
Mutual Funds	151,504,588	6,003,821	—	157,508,409
TOTAL SECURITIES	$151,504,588	$1,367,370,175	$22,674,241	$1,541,549,004
OTHER FINANCIAL INSTRUMENTS[3]	$(34,944)	$(1,109,184)	$ —	$(1,144,128)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $128,286 of collateralized mortgage obligations transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. This transfer represents the value of the security at the beginning of the period.
3	Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Asset-Backed Securities	Investments in Collateralized Mortgage Obligations
Balance as of October 1, 2011	$15,796	$ —
Realized gain(loss)	(2,526,832)	4,866
Change in unrealized appreciation (depreciation)	2,499,162	11,796
Purchases	17,549,228	5,018,765
(Sales)	0	(26,826)
Transfers into Level 3	0	128,286
Balance as of June 30, 2012	$17,537,354	$5,136,887
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2012.	$(27,670)	$11,796

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012